Fair Value Measurements - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
Trading securities [member]
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 5,194	$ 2,253
Transfers out of Level 2 into Level 1 of fair value hierarchy	882	91
Securities Sold Note Yet Purchased [Member]
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,039	518
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 30	$ 11